Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Investment Owned, Cost	$ 450,216	$ 450,216
Preferred stock, no par value	$ 0	$ 0	$ 0
Preferred stock, shares authorized	Unlimited	Unlimited	Unlimited
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock issuable shares	1,122,311	1,122,311	1,122,311
Investment in Gold [Member]
Investment Owned, Cost		$ 450,216	$ 450,216
Series A Preferred Stock [Member]
Preferred stock, no par value	$ 0	$ 0	$ 0
Preferred stock, shares issued	3	2	2
Preferred stock, shares outstanding	3	2	2
Common Class A [Member]
Common stock, no par value	$ 0	$ 0	$ 0
Common stock, shares authorized	Unlimited	Unlimited	Unlimited
Common stock, shares issued	1,038,374,219	1,030,940,008	1,038,374,219
Common stock, shares outstanding	1,038,374,219	1,030,940,008	1,038,374,219
Common Class B [Member]
Common stock, no par value		$ 0	$ 0
Common stock, shares authorized	Unlimited	Unlimited	Unlimited
Common stock, shares issued	0	0	0
Common stock, shares outstanding	0	0	0